CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Cash and cash equivalents	$ 3,698	$ 5,163
Restricted cash	817	978
Trade receivables, net	782	1,054
Financing receivables, net	19,571	21,472
Inventories, net	7,105	7,008
Property, plant and equipment, net	6,188	6,865
Investments in unconsolidated subsidiaries and affiliates	563	605
Equipment under operating leases	1,584	1,518
Goodwill	2,473	2,484
Other intangible assets, net	808	850
Deferred tax assets	1,515	1,747
Derivative assets	314	205
Other assets	1,865	1,964
TOTAL ASSETS	47,283	51,913
Debt	26,639	29,594
Trade payables	5,512	5,982
Deferred tax liabilities	476	452
Pension, postretirement and other post-employment benefits	2,472	2,614
Derivative liabilities	337	235
Other liabilities	6,876	8,059
Total liabilities	42,312	46,936
Redeemable Noncontrolling interest	16	16
Common shares, € 0.01, par value; issued 1,360,490,438 common shares and 414,240,516 special voting shares at 03/31/2015; and issued 1,355,319,640 common shares and 415,399,503 special voting shares at 12/31/2014	25	25
Additional paid in capital	4,355	4,342
Retained earnings	2,305	2,291
Accumulated other comprehensive loss	(1,770)	(1,736)
Noncontrolling interests	40	39
Equity:	4,955	4,961
TOTAL EQUITY AND LIABILITIES	$ 47,283	$ 51,913